Financial assets and financial liabilities - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 2,597,361	R$ 405,286
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 26,389
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	100.00%
Interest rate used in measuring financial assets	13.65%
Probable scenario	R$ 963
Increase (decrease) In Financial Instrument In Possible Scenario	722
Increase (decrease) In Financial Instrument In Remote Scenario	241
Interest rate risk | Trade receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 51,535
Inflation rate used in measuring financial liabilities	5.78%
Probable scenario	R$ 2,979
Increase (decrease) In Financial Instrument In Possible Scenario	3,723
Increase (decrease) In Financial Instrument In Remote Scenario	5,213
Interest rate risk | Lease liabilities.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 1,645,368
Inflation rate used in measuring financial liabilities	5.45%
Probable scenario	R$ 89,673
Increase (decrease) In Financial Instrument In Possible Scenario	112,091
Increase (decrease) In Financial Instrument In Remote Scenario	156,927
Interest rate risk | Payables from acquisition of subsidiaries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 509,152
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	5.78%
Inflation rate used in measuring financial liabilities	3.00%
Probable scenario	R$ 29,429
Increase (decrease) In Financial Instrument In Possible Scenario	36,786
Increase (decrease) In Financial Instrument In Remote Scenario	R$ 51,501